Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Statements [Line Items]
Statutory tax rate	30.40%	29.10%	29.10%
Corporate income tax rate	21.00%	21.00%	21.00%
Percentage on limitation on tax loss carryforwards after prior period	80.00%
Percentage on limitation on tax loss carryforwards before prior period				100.00%
Effective income tax reconciliation permanent effect share listing expense			€ 153,000
Current tax expense (income)	€ (12,774)	€ 27,160	€ 61,646
Tax rate effect from change in tax rate	1.30%
Unused tax losses for which no deferred tax asset recognised	€ 319,400	353,100
Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Current tax expense (income)	€ 4,500
GERMANY | Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Percentage Of Income That Can Be Used To Set Off Tax Losses Carry Forward	60.00%
Percentage Of Pretax Income Subject To Income Tax	40.00%
Indefinite Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses	€ 357,200	€ 353,100
Twenty Six Year Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses	€ 26,000